Commitments and Contingent Liabilities (Details) - Operating Lease Agreement [Member] $ in Thousands	Dec. 31, 2016 USD ($)
Summary of minimum future payments under operating lease
2018	$ 172
2019	86
2020	86
2021	87
2022	60
Total minimum future payments	$ 491